BIOLOGICAL ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Biological Assets [Abstract]
Disclosure of information about agricultural produce [text block]	- The average crop age by species and country is:
	Chile	Argentina	Brazil	Uruguay
Pine	24	15	15	-
Eucalyptus	12	10	7	10

Disclosure of changes in fair value measurement due to change in significant inputs used [Text block]
The following table sets forth changes in fair value of biological assets considering variations in significant assumptions considered in calculating the fair value of the assets:

		ThU.S.$
Discount rate	0.5	(110,015)
	-0.5	116,828
Margins (%)	10	434,191
	-10	(434,191)

Disclosure of detailed information about current and noncurrent biological assets [Text Block]	As of the date of these consolidated financial statements, the current and non-current biological assets are as follows:

	12-31-2022	12-31-2021
	ThU.S.$	ThU.S.$
Current	330,435	329,586
Non-current	2,864,935	3,008,897
Total	3,195,370	3,338,483

Disclosure of reconciliation of changes in biological assets [text block]	Reconciliation of carrying amount of biological assets

	12-31-2022
	Current	Non-current	Total
Movement	ThU.S.$	ThU.S.$	ThU.S.$
Opening balance	329,586	3,008,897	3,338,483
Changes in real incurred cost	18,600	156,351	174,951
Additions through acquisition	35	293,231	293,266
Sales	(428)	(9,512)	(9,940)
Harvest	(115,373)	-	(115,373)
Increases (decreases) in foreign exchange	(2,077)	14,680	12,603
Loss of forest due to fires	-	(13,346)	(13,346)
Transfers to non-current assets held for sale	-	4,938	4,938
Transfers from non-current to current	133,640	(133,640)	-
Other increases (decreases)	2,803	-	2,803
Changes in fair value	(17,751)	(300,313)	(318,064)
Gain (losses) arising from changes in fair value minus sale costs	2,345	10,587	12,932
Sales	106	(13,306)	(13,200)
Harvest	(320,810)	-	(320,810)
Loss of forest due to fires	-	(3,781)	(3,781)
Transfers to non-current assets held for sale	-	5,220	5,220
Transfers from non-current to current	299,498	(299,498)	-
Other increases (decreases)	1,110	465	1,575
Total changes	849	(143,962)	(143,113)
Closing balance	330,435	2,864,935	3,195,370

	12-31-2021
	Current	Non-current	Total
Movement	ThU.S.$	ThU.S.$	ThU.S.$
Opening balance	302,710	3,296,117	3,598,827
Changes in real incurred cost	656	(64,314)	(63,658)
Additions through acquisition	78	191,316	191,394
Sales	(105)	(72,963)	(73,068)
Harvest	(114,157)	-	(114,157)
Increases (decreases) in foreign exchange	(3,884)	(18,246)	(22,130)
Loss of forest due to fires	(3,398)	(13,455)	(16,853)
Transfers to non-current assets held for sale	-	(5,770)	(5,770)
Transfers from non-current to current	125,219	(125,219)	-
Decrease due to loss of control in subsidiary	(3,097)	(19,977)	(23,074)
Changes in fair value	26,220	(222,906)	(196,686)
Gain (losses) arising from changes in fair value minus sale costs	-	81,986	81,986
Sales	-	(20,297)	(20,297)
Harvest	(223,712)	-	(223,712)
Loss of forest due to fires	(1,164)	(19,898)	(21,062)
Transfers to non-current assets held for sale	-	(5,232)	(5,232)
Transfers from non-current to current	252,860	(252,860)	-
Decrease due to loss of control in subsidiary	(1,764)	(6,605)	(8,369)
Total changes	26,876	(287,220)	(260,344)
Closing balance	329,586	3,008,897	3,338,483